PIMCO Balanced Allocation Portfolio Investment Strategy - Administrative Class [Member] - PIMCO Balanced Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio’s Portfolio, the “Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio’s Portfolio, the “Fixed Income Sleeve”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Portfolio’s Fixed Income Sleeve normally varies within 1 year (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index, as calculated by PIMCO, which as of February 28, 2026 was 5.86 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Equity Sleeve seeks to provide returns that are correlated to the returns of the S&P 500 Index and MSCI Europe Australasia Far East (“EAFE”) Net Dividend Index (USD Unhedged) in proportion to their relative weights in the Portfolio’s investment objective. Within the Equity Sleeve, the Portfolio will invest under normal circumstances in S&P 500 Index derivatives and MSCI EAFE Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of short-term Fixed Income Instruments. Within the Equity Sleeve, the Portfolio will normally use equity derivatives instead of stocks to attempt to achieve the Portfolio’s investment objective. However, the Portfolio may invest some or all of the net assets attributable to the Equity Sleeve in stocks. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets attributable to the Equity Sleeve may be invested in short-term Fixed Income Instruments. The Fixed Income Sleeve seeks to provide returns that equal or exceed the returns of the Bloomberg U.S. Aggregate Index. Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. Within the Fixed Income Sleeve, the Portfolio may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Within the Fixed Income Sleeve, the Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. Within the Fixed Income Sleeve, the Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest in affiliated and unaffiliated exchange-traded funds and mutual funds (“Acquired Funds”). The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. Within the Fixed Income Sleeve, the Portfolio may invest up to 10% of its total assets in preferred securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.